Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Common Stocks
1)
Common stocks

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received or Paid and Carrying Amount of the Subsidiaries’ Net Assets during Actual Disposal or Acquisition	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2023	$126,045	$1	$2,138	$987	$25	$20,648	$149,844
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	(26)	—	—	—	—	(26)
Actual acquisition of interests in subsidiaries	—	—	—	—	—	—	—
Changes in equities of subsidiaries	—	—	8	—	—	—	8
Balance on December 31, 2023	$126,045	$(25)	$2,146	$987	$27	$20,648	$149,828

Balance on January 1, 2024	$126,045	$(25)	$2,146	$987	$27	$20,648	$149,828
Unclaimed dividend	—	—	—	—	2	—	2
Actual disposal of interests in subsidiaries	—	—	—	224	—	—	224
Changes in equities of subsidiaries	—	—	—	—	—	—	—
Balance on December 31, 2024	$126,045	$(25)	$2,146	$1,211	$29	$20,648	$150,054

Balance on January 1, 2025	$126,045	$(25)	$2,146	$1,211	$29	$20,648	$150,054
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	(1)	—	—	—	—	(1)
Actual disposal of interests in subsidiaries	—	—	2	234	—	—	236
Change in additional paid-in capital for not participating in the capital increase of subsdiaries	—	—	630	—	—	—	630
Changes in equities of subsidiaries	—	—	2	—	—	—	2
Balance on December 31, 2025	$126,045	$(26)	$2,780	$1,445	$31	$20,648	$150,923

Appropriations of Earnings

The appropriations of the 2023 and 2024 earnings of Chunghwa approved by the stockholders in their meetings on May 31, 2024 and May 29, 2025 were as follows:

	Appropriation of Earnings (NT$)		Dividends Per Share (NT$)
	For Fiscal Year 2023	For Fiscal Year 2024	For Fiscal Year 2023	For Fiscal Year 2024
	(In Millions)
Reversal of special reserve	$(223)	$—
Cash dividends	36,910	38,787	$4.758	$5.000

The appropriations of earnings for 2025 had been proposed by Chunghwa’s Board of Directors on February 26, 2026. The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)

Cash dividends	$40,339	$5.200

Noncontrolling Interests
e.
Noncontrolling interests

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$12,408	$12,432	$12,980
Attributable to noncontrolling interests
Net income for the year	1,103	1,319	1,786
Exchange differences arising from the translation of the foreign operations	2	12	(9)
Unrealized gain or loss on financial assets at FVOCI	(22)	4	7
Remeasurements of defined benefit pension plans	12	18	2
Income tax relating to other comprehensive income	(2)	(4)	—
Share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method	(21)	17	(12)
Cash dividends distributed by subsidiaries	(1,092)	(898)	(1,307)
Loss of control of subsidiaries (Note 15)	—	—	20
Actual disposal of interests in subsidiaries	—	35	75
Change in additional paid-in capital for not particiapting in the capital increase of a subsidiary	—	—	759
Net increase in noncontrolling interests	44	45	39
Ending balance	$12,432	$12,980	$14,340

FVOCI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Financial Assets at FVOCI
2)
Unrealized gain or loss on financial assets at FVOCI

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$(125)	$521	$564
Recognized for the year
Unrealized gain or loss
Equity instruments	641	45	613
Income tax relating to unrealized gain or loss	—	—	—
Share of profits (loss) of associates and joint ventures accounted for using equity method	5	(2)	32
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	—	—	—
Ending balance	$521	$564	$1,209